Document and Entity Information	Total
Prospectus:
Document Type	485BPOS
Document Period End Date	Jun. 30, 2015
Registrant Name	ETF Series Solutions
Central Index Key	0001540305
Amendment Flag	false
Document Creation Date	Oct. 22, 2015
Document Effective Date	Oct. 31, 2015
Prospectus Date	Oct. 31, 2015
Falah Russell-IdealRatings U.S. Large Cap ETF | Falah Russell-IdealRatings U.S. Large Cap ETF
Prospectus:
Trading Symbol	FIA